Expense Example - PIMCO REALPATH Blend 2045 Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	Administrative 1 Year	Administrative 3 Years	Administrative 5 Years	Administrative 10 Years	A 1 Year	A 3 Years	A 5 Years	A 10 Years	R 1 Year	R 3 Years	R 5 Years	R 10 Years
USD ($)	16	54	95	216	42	134	234	529	609	737	876	1,281	93	292	508	1,130